T. ROWE PRICE REAL ASSETS FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 95.4%
CONSUMER DISCRETIONARY 0.9%

Hotels, Resorts, & Cruise Lines 0.9%
Hilton Worldwide Holdings	239,468	20,431
Marriott International, Class A	105,801	9,795
Total Consumer Discretionary		30,226
CONSUMER STAPLES 0.3%

Packaged Foods & Meats 0.3%
Sanderson Farms	82,595	9,744
Total Consumer Staples		9,744
ENERGY 8.2%

Integrated Oil & Gas 2.7%
Chevron	240,840	17,341
Equinor (NOK)	1,154,489	16,356
Exxon Mobil	62,314	2,139
Galp Energia (EUR)	1,613,048	14,962
TOTAL (EUR)	1,007,416	34,597
		85,395
Oil & Gas Equipment & Services 1.3%
Cactus, Class A	221,549	4,252
ChampionX (1)	504,158	4,028
Enerflex (CAD)	741,324	2,572
Energy Reservoir Holdings, Class A-1, Acquisition Date:
4/30/19, Cost $2,530 (1)(2)(3)(4)	2,530,088	1,872
Halliburton	544,769	6,564
Liberty Oilfield Services, Class A	509,003	4,067
Schlumberger	485,671	7,557
Tenaris (EUR)	1,003,299	4,999
TGS NOPEC Geophysical (NOK)	319,803	3,903
		39,814
Oil & Gas Exploration & Production 3.4%
Aker BP (NOK)	254,835	3,984
Concho Resources	337,958	14,911

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

ConocoPhillips	547,743	17,988
Contango Oil & Gas (1)	1,065,717	1,428
Continental Resources	396,292	4,867
Devon Energy	512,375	4,847
Diamondback Energy	154,606	4,657
EOG Resources	440,595	15,835
Hess	112,615	4,609
Kelt Exploration (CAD) (1)	1,177,231	1,264
Kosmos Energy	1,189,392	1,160
Lundin Energy (SEK)	374,312	7,423
Magnolia Oil & Gas, Class A (1)	586,255	3,031
Parex Resources (CAD) (1)	300,400	3,165
Parsley Energy, Class A	198,843	1,861
Pioneer Natural Resources	169,007	14,533
WPX Energy (1)	416,708	2,042
		107,605
Oil & Gas Storage & Transportation 0.8%
Enbridge	375,306	10,959
TC Energy	289,650	12,171
Venture Global LNG, Series B, Acquisition Date: 3/8/18, Cost
$112 (1)(2)(3)	37	142
Venture Global LNG, Series C, Acquisition Date: 5/25/17 -
3/8/18, Cost $2,704 (1)(2)(3)	759	2,921
		26,193
Total Energy		259,007
INDUSTRIALS & BUSINESS SERVICES 2.9%

Agricultural & Farm Machinery 0.6%
AGCO	70,469	5,234
Deere	38,204	8,467
Toro	68,701	5,767
		19,468
Construction Machinery & Heavy Trucks 0.5%
Bucher Industries (CHF)	12,232	4,659
Caterpillar	63,580	9,483
		14,142

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Diversified Support Services 0.3%
Shurgard Self Storage (EUR)	213,044	9,294
		9,294
Electrical Components & Equipment 0.2%
Schneider Electric (EUR)	41,845	5,201
		5,201
Industrial Machinery 1.1%
Atlas Copco, B Shares (SEK)	131,901	5,505
Epiroc, B Shares (SEK)	560,946	7,786
Kadant	34,302	3,760
Kennametal	152,492	4,413
Rotork (GBP)	1,031,555	3,740
Sandvik (SEK) (1)	147,781	2,890
Timken	41,200	2,234
Weir Group (GBP)	351,451	5,658
		35,986
Railroads 0.1%
Union Pacific	21,925	4,317
		4,317
Research & Consulting Services 0.0%
ALS (AUD)	185,039	1,235
		1,235
Trading Companies & Distributors 0.1%
Toromont Industries (CAD)	67,477	4,038
		4,038
Total Industrials & Business Services		93,681
INFORMATION TECHNOLOGY 0.4%

Semiconductor Equipment 0.4%
Cabot Microelectronics (1)	26,100	3,727
Entegris	101,734	7,563
Total Information Technology		11,290

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

MATERIALS 42.9%

Aluminum 0.4%
Hindalco Industries (INR)	917,751	2,183
Norsk Hydro (NOK) (1)	3,464,525	9,563
		11,746
Commodity Chemicals 0.4%
Orica (AUD)	394,999	4,398
Westlake Chemical	134,735	8,518
		12,916
Copper 2.2%
Antofagasta (GBP)	277,233	3,659
ERO Copper (CAD) (1)	586,093	8,543
First Quantum Minerals (CAD)	504,904	4,501
Freeport-McMoRan	1,177,844	18,422
Jiangxi Copper, Class H (HKD)	1,216,000	1,367
KGHM Polska Miedz (PLN) (1)	98,415	3,012
Lundin Mining (CAD)	1,892,546	10,560
OZ Minerals (AUD)	659,783	6,732
Southern Copper	287,067	12,996
		69,792
Diversified Chemicals 0.2%
Huntsman	245,479	5,452
		5,452
Diversified Metals & Mining 10.9%
Anglo American (GBP)	1,011,008	24,460
BHP Group (AUD)	5,475,951	141,463
Boliden (SEK)	1,215,545	36,066
China Molybdenum, Class H (HKD)	3,987,000	1,424
Glencore (GBP) (1)	8,266,866	17,139
Grupo Mexico, Series B (MXN)	2,305,088	5,867
IGO (AUD)	2,159,770	6,509
Korea Zinc (KRW)	6,921	2,234
Mitsubishi Materials (JPY)	92,500	1,823
MMC Norilsk Nickel (RUB)	52,454	12,670
Rio Tinto (GBP)	1,150,852	69,250

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

South32 (AUD)	8,237,409	12,225
Sumitomo Metal Mining (JPY)	180,900	5,610
Teck Resources, Class B	386,974	5,387
Vedanta (INR)	1,361,959	2,552
		344,679
Fertilizers & Agricultural Chemicals 0.3%
CF Industries Holdings	292,940	8,996
		8,996
Forest Products 0.3%
Svenska Cellulosa, Class B (SEK) (1)	468,012	6,416
West Fraser Timber (CAD)	97,200	4,516
		10,932
Gold 12.9%
Agnico Eagle Mines (CAD)	273,818	21,816
Alamos Gold, Class A (CAD)	122,675	1,081
Anglogold Ashanti (ZAR)	472,129	12,351
B2Gold (CAD)	1,136,697	7,401
Barrick Gold (CAD)	2,022,194	56,798
Centamin (GBP)	363,964	950
Centerra Gold (CAD)	67,832	789
Cia de Minas Buenaventura, ADR	240,418	2,938
Coeur Mining (1)	75,739	559
Dundee Precious Metals (CAD)	44,978	322
Eldorado Gold (CAD) (1)	51,799	547
Endeavour Mining (CAD) (1)	38,789	966
Equinox Gold (CAD) (1)	60,262	704
Evolution Mining (AUD)	1,769,780	7,393
Franco-Nevada (CAD)	303,355	42,391
Gold Fields (ZAR)	1,002,356	12,262
Gold Road Resources (AUD) (1)	226,617	239
Harmony Gold Mining (ZAR) (1)	447,535	2,369
Harmony Gold Minning, ADR (1)	174,806	921
IAMGOLD (CAD) (1)	146,304	561
Kinross Gold (CAD) (1)	1,432,693	12,642
Kirkland Lake Gold (CAD)	675,448	32,972

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

New Gold (CAD) (1)	195,103	333
Newcrest Mining (AUD)	921,381	20,893
Newmont	912,762	57,915
Northern Star Resources (AUD)	3,375,384	33,447
Novagold Resources (CAD) (1)	75,462	899
OceanaGold (CAD) (1)	196,896	303
Osisko Gold Royalties (CAD)	38,527	456
Perseus Mining (AUD) (1)	5,957,755	5,911
Petropavlovsk (GBP) (1)	550,189	234
Polymetal International (RUB)	270,267	5,912
Polyus (RUB)	38,167	7,989
Pretium Resources (CAD) (1)	57,008	730
Ramelius Resources (AUD)	228,307	345
Regis Resources (AUD)	155,649	566
Resolute Mining (AUD) (1)	324,758	220
Royal Gold	20,576	2,473
Sandstorm Gold (CAD) (1)	60,033	507
Saracen Mineral Holdings (AUD) (1)	325,664	1,224
Seabridge Gold (CAD) (1)	16,652	313
Shandong Gold Mining, A Shares (CNH)	69,320	258
Sibanye Stillwater (ZAR)	2,573,136	7,141
Silver Lake Resources (AUD) (1)	268,556	451
SSR Mining (CAD) (1)	67,864	1,266
St Barbara (AUD)	213,810	462
Teranga Gold (CAD) (1)	35,732	377
Torex Gold Resources (CAD) (1)	26,404	373
Wesdome Gold Mines (CAD) (1)	193,439	1,826
Wheaton Precious Metals (CAD)	509,934	25,019
Yamana Gold (CAD)	1,087,946	6,185
Zhaojin Mining Industry, Class H (HKD)	319,000	392
Zijin Mining Group, Class H (HKD)	8,402,000	5,371
		408,763
Industrial Gases 2.1%
Air Liquide (EUR)	76,658	12,151
Air Products & Chemicals	110,943	33,045

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Linde	92,914	22,126
		67,322
Metal & Glass Containers 0.9%
Ball	144,581	12,017
Crown Holdings (1)	62,400	4,796
Silgan Holdings	150,067	5,518
Verallia (EUR)	165,965	4,409
Vidrala (EUR)	24,098	2,622
		29,362
Paper Packaging 1.8%
Avery Dennison	61,737	7,892
DS Smith (GBP) (1)	1,365,453	5,187
Graphic Packaging Holding	322,786	4,548
International Paper	344,147	13,952
Mayr Melnhof Karton (EUR)	12,884	2,235
Packaging Corp. of America	157,621	17,189
Westrock	179,928	6,251
		57,254
Paper Products 0.9%
Domtar	216,223	5,680
Mondi (GBP)	558,443	11,808
Stora Enso, R Shares (EUR)	326,474	5,110
UPM-Kymmene (EUR)	243,588	7,414
		30,012
Precious Metals & Minerals 1.5%
Alrosa (RUB)	5,872,980	5,571
Anglo American Platinum (ZAR)	123,612	8,558
Asahi Holdings (JPY)	50,100	1,626
Impala Platinum Holdings (ZAR)	1,834,090	15,936
Industrias Penoles (MXN)	322,348	5,196
Northam Platinum (ZAR) (1)	820,014	8,335
Osisko Mining (CAD) (1)	284,865	742
Silvercrest Metals (CAD) (1)	151,874	1,288
		47,252

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Silver 0.2%
Pan American Silver (CAD)	188,469	6,059
		6,059
Specialty Chemicals 3.2%
Akzo Nobel (EUR)	97,368	9,841
Borregaard (NOK)	339,594	5,218
Celanese	35,816	3,848
Croda International (GBP)	89,715	7,237
Koninklijke DSM (EUR)	79,625	13,109
PPG Industries	124,764	15,231
Quaker Chemical	45,473	8,172
RPM International	178,682	14,802
Sherwin-Williams	21,721	15,134
Shin-Etsu Chemical (JPY)	47,500	6,216
Victrex (GBP)	172,613	4,077
		102,885
Steel 4.7%
ArcelorMittal (EUR) (1)	649,852	8,645
Baoshan Iron & Steel, A Shares (CNH)	1,929,500	1,419
BlueScope Steel (AUD)	333,072	3,069
China Steel (TWD)	10,756,000	7,618
Cia Siderurgica Nacional (BRL)	620,700	1,825
Eregli Demir ve Celik Fabrikalari (TRY)	1,253,893	1,537
Evraz (GBP)	459,753	2,047
Fortescue Metals Group (AUD)	1,122,278	13,185
Hitachi Metals (JPY)	194,000	2,992
Hyundai Steel (KRW)	77,869	1,636
JFE Holdings (JPY) (1)	448,600	3,141
JSW Steel (INR)	780,956	2,930
Kumba Iron Ore (ZAR)	57,859	1,709
Maanshan Iron & Steel, Class A (CNH)	3,025,200	1,189
Nanjing Iron & Steel, A Shares (CNH)	2,553,700	1,148
Nippon Steel (JPY) (1)	735,600	6,944
Novolipetsk Steel (RUB)	1,086,650	2,399
Nucor	199,557	8,952

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

POSCO (KRW)	67,548	11,308
Reliance Steel & Aluminum	155,949	15,913
Severstal (RUB)	195,902	2,497
Steel Dynamics	139,362	3,990
Tata Steel (INR)	317,960	1,554
thyssenkrupp (EUR) (1)	366,677	1,845
Vale (BRL)	3,376,284	35,579
voestalpine (EUR)	105,372	2,777
		147,848
Total Materials		1,361,270
REAL ESTATE 38.0%

Diversified Real Estate Activities 1.9%
Hang Lung Properties (HKD)	5,102,000	13,003
Heiwa Real Estate (JPY)	202,100	5,584
Mitsubishi Estate (JPY)	292,100	4,425
Mitsui Fudosan (JPY)	964,700	16,787
Sun Hung Kai Properties (HKD)	1,541,500	19,864
		59,663
Diversified Real Estate Investment Trusts 1.3%
Alexander & Baldwin, REIT	190,706	2,138
Gecina (EUR)	41,711	5,499
Mirvac Group (AUD)	6,227,232	9,762
PS Business Parks, REIT	104,506	12,790
VEREIT, REIT	254,293	1,653
WP Carey, REIT	126,873	8,267
		40,109
Health Care Real Estate Investment Trusts 2.3%
Healthcare Realty Trust, REIT	753,352	22,691
Healthcare Trust of America, Class A, REIT	738,947	19,212
Welltower, REIT	581,140	32,015
		73,918
Hotel & Resort Real Estate Investment Trusts 0.7%
Hoshino Resorts REIT (JPY)	1,121	5,653
Host Hotels & Resorts, REIT	387,513	4,181
Pebblebrook Hotel Trust, REIT	82,515	1,034

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Sunstone Hotel Investors, REIT	1,511,192	11,999
		22,867
Industrial Real Estate Investment Trusts 6.7%
EastGroup Properties, REIT	112,040	14,490
First Industrial Realty Trust, REIT	37,308	1,485
Goodman Group (AUD)	939,077	12,159
Industrial & Infrastructure Fund Investment (JPY)	5,754	9,861
Mapletree Industrial Trust (SGD)	4,697,800	11,130
Mapletree Logistics Trust (SGD)	2,873,500	4,328
Mitsui Fudosan Logistics Park (JPY)	1,863	8,903
Nippon Prologis REIT (JPY)	2,797	9,432
Prologis, REIT	887,295	89,280
Rexford Industrial Realty, REIT	351,501	16,085
Summit Industrial Income REIT (CAD)	1,248,000	12,034
Terreno Realty, REIT	430,865	23,594
		212,781
Office Real Estate Investment Trusts 5.1%
Alexandria Real Estate Equities, REIT	231,644	37,063
Boston Properties, REIT	72,886	5,853
Derwent London (GBP)	304,689	10,088
Douglas Emmett, REIT	1,077,870	27,055
Great Portland Estates (GBP)	1,178,106	9,091
Highwoods Properties, REIT	170,405	5,720
Inmobiliaria Colonial Socimi (EUR)	897,865	7,411
JBG SMITH Properties, REIT	559,535	14,962
Kilroy Realty, REIT	289,516	15,043
Mori Hills REIT Investment (JPY)	2,236	2,910
SL Green Realty, REIT	544,441	25,246
		160,442
Real Estate Operating Companies 1.8%
Deutsche Wohnen (EUR)	357,143	17,850
Fabege (SEK)	632,230	8,743
Grainger (GBP)	1,458,736	5,581
Hongkong Land Holdings	1,843,600	6,869
Kojamo (EUR)	489,466	10,513

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

PSP Swiss Property (CHF)	70,991	8,576
		58,132
Residential Real Estate Investment Trusts 8.7%
American Campus Communities, REIT	1,173,687	40,985
AvalonBay Communities, REIT	396,919	59,276
Camden Property Trust, REIT	524,598	46,679
Canadian Apartment Properties (CAD)	194,978	6,802
Equity LifeStyle Properties, REIT	394,044	24,155
Equity Residential, REIT	700,267	35,945
Essex Property Trust, REIT	197,641	39,684
Nippon Accommodations Fund (JPY)	1,676	9,673
UNITE Group (GBP) (1)	1,059,511	11,456
		274,655
Retail Real Estate Investment Trusts 2.6%
Acadia Realty Trust, REIT	1,608,860	16,893
Federal Realty Investment Trust, REIT	151,083	11,096
Frasers Centrepoint Trust (SGD)	3,931,200	6,950
National Retail Properties, REIT	42,756	1,475
Realty Income, REIT	79,224	4,813
Regency Centers, REIT	441,852	16,799
Shaftesbury (GBP)	551,248	3,534
Simon Property Group, REIT	249,912	16,164
Spirit Realty Capital, REIT	20,858	704
Urban Edge Properties, REIT	477,847	4,645
		83,073
Specialized Real Estate Investment Trusts 6.9%
CubeSmart, REIT	1,009,298	32,610
CyrusOne, REIT	83,354	5,837
Digital Realty Trust, REIT	290,886	42,691
EPR Properties, REIT	18,100	498
Equinix, REIT	99,426	75,577
Public Storage, REIT	193,070	43,001
Rayonier, REIT	366,884	9,700

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Weyerhaeuser, REIT	355,970	10,152
		220,066
Total Real Estate		1,205,706
UTILITIES 1.8%
Electric Utilities 1.1%
Entergy	71,001	6,996
Iberdrola (EUR)	355,994	4,382
NextEra Energy	45,431	12,610
Terna Rete Elettrica Nazionale (EUR)	637,376	4,459
Xcel Energy	81,566	5,629
		34,076
Gas Utilities 0.2%
National Fuel Gas	115,826	4,701
		4,701
Multi-Utilities 0.5%
Ameren	120,637	9,540
Public Service Enterprise Group	70,400	3,866
Sempra Energy	33,034	3,910
		17,316
Total Utilities		56,093
Total Miscellaneous Common Stocks 0.0% (5)		1,039
Total Common Stocks (Cost $2,573,232)		3,028,056

PREFERRED STOCKS 0.1%
MATERIALS 0.1%
Steel 0.1%
Gerdau (BRL) (6)	973,400	3,621
Total Materials		3,621
Total Preferred Stocks (Cost $3,627)		3,621

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)
CONVERTIBLE PREFERRED STOCKS 1.5%
CONSUMER STAPLES 0.2%
Agricultural Products 0.2%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $2,712 (1)(2)(3)	146,876	4,855
Total Consumer Staples		4,855
UTILITIES 1.3%
Electric Utilities 1.1%
American Electric Power, 6.125%, 3/15/22	205	9,953
NextEra Energy, 5.279%, 3/1/23	285	13,377
Southern, Series A, 6.75%, 8/1/22	238	10,935
		34,265
Multi-Utilities 0.2%
Sempra Energy, Series B, 6.75%, 7/15/21	71	6,895
		6,895
Total Utilities		41,160
Total Convertible Preferred Stocks (Cost $42,070)		46,015

EQUITY MUTUAL FUNDS 0.5%
SPDR S&P Oil & Gas Exploration & Production ETF	151,829	6,388
Utilities Select Sector SPDR Fund	158,459	9,409
Total Equity Mutual Funds (Cost $16,756)		15,797

SHORT-TERM INVESTMENTS 2.4%
MONEY MARKET FUNDS 2.2%
T. Rowe Price Treasury Reserve Fund, 0.12% (7)(8)	69,153,000	69,153
Total Money Market Funds		69,153

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

				Shares/Par	$ Value
(Cost and value in $000s)

U. S. TREASURY OBLIGATIONS 0.2%

U. S. Treasury Bills, 0.109%, 3/25/21 (9)				5,950,000	5,947

U. S. Treasury Bills, 0.14%, 2/25/21 (9)				1,777,000	1,776

Total U. S. Treasury Obligations					7,723

Total Short-Term Investments (Cost $76,875)					76,876

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.0%

OTC Options Purchased 0.0%

Counterparty	Description		Contracts	Notional Amount	$ Value

Morgan	S&P 500 Index, Put, 10/16/20 @
Stanley	$3,000.00 (1)		1	51,118	74

Total OTC Options Purchased (Cost $574)					74
Total Options Purchased (Cost $574)					74
Total Investments in Securities 99.9%
(Cost $2,713,134)					$3,170,439

Other Assets Less Liabilities 0.1%					3,028

Net Assets 100.0%					$3,173,467

	‡	Shares/Par and Notional Amount are denominated in U. S. dollars unless
		otherwise noted.
	(1)	Non-income producing
	(2)	Level 3 in fair value hierarchy.
	(3)	Security cannot be offered for public resale without first being registered
		under the Securities Act of 1933 and related rules ("restricted security").
		Acquisition date represents the day on which an enforceable right to acquire
		such security is obtained and is presented along with related cost in the
		security description. The fund has registration rights for certain restricted
		securities. Any costs related to such registration are borne by the issuer. The
		aggregate value of restricted securities (excluding 144A holdings) at period-
		end amounts to $9,790 and represents 0.3% of net assets.
	(4)	Investment in a partnership held indirectly through a limited liability company
		that is owned by the fund and treated as a corporation for U. S. tax purposes.
	(5)	The identity of certain securities has been concealed to protect the fund while
		it completes a purchase or selling program for the securities.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

(6)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(7)	Seven-day yield
(8)	Affiliated Companies
(9)	At September 30, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR	American Depositary Receipts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Offshore China Renminbi
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
OTC	Over-the-counter
PLN	Polish Zloty
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	U. S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement	Receive			Deliver	Gain/(Loss)
Barclays Bank	10/15/20	JPY	10,372,641	USD	97,874	$494
Net unrealized gain (loss) on open forward
currency exchange contracts						$494

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 232 S&P 500 E-Mini Index Contracts	12/20	38,883	$(148)
Long, 165 S&P/TSX 60 Index contracts	12/20	23,829	(206)
Net payments (receipts) of variation margin to date			392

Variation margin receivable (payable) on open futures contracts			$38

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Treasury Reserve
Fund	$	—#	$—	$674	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	9/30/20
T. Rowe Price Treasury
Reserve Fund	$128,332	¤	¤	$69,153	^

#		Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+		Investment income comprised $674 of dividend income and $0 of interest income.
¤		Purchase and sale information not shown for cash management funds.
^		The cost basis of investments in affiliated companies was $69,153.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Real Assets Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE REAL ASSETS FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new

T. ROWE PRICE REAL ASSETS FUND

rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$1,578,941	$ 1,444,180	$ 4,935	$ 3,028,056
Preferred Stocks	—	3,621	—	3,621
Convertible Preferred Stocks	—	41,160	4,855	46,015
Equity Mutual Funds	15,797	—	—	15,797
Short-Term Investments	69,153	7,723	—	76,876
Options Purchased	—	74	—	74
Total Securities	1,663,891	1,496,758	9,790	3,170,439
Forward Currency Exchange Contracts	—	494	—	494
Futures Contracts	38	—	—	38
Total	$1,663,929	$ 1,497,252	$ 9,790	$ 3,170,971